Acquisition (Recognized Identified Assets Acquired and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended								12 Months Ended
	Jun. 30, 2011 Internet service business [Member]	Dec. 31, 2011 Internet service business [Member]	May 31, 2011 Internet service business [Member]	Aug. 26, 2010 Internet service business [Member]	May 31, 2011 Internet service business [Member] Domain names [Member]	May 31, 2011 Internet service business [Member] Technology [Member]	Jun. 24, 2011 Anti-virus business [Member]	Jun. 24, 2011 Anti-virus business [Member] Technology [Member]	Jun. 24, 2011 Anti-virus business [Member] Non-compete agreement [Member]	Dec. 31, 2012 Software development business [Member]
Business Acquisition [Line Items]
Cash			$ 615
Other current assets			13
Property and equipment			28
Intangible assets					408	293		304	67
Goodwill			338				120
Other current liabilities			(21)
Fair value of 35% equity interests owned by Group			(1,056)
Total			618				491			312
Initial investment of 35% equity interests owned by Group				772
Equity Interest in Acquiree immediately before the acquisition date, Percentage				35.00%
Equity Interest New Acquired, step acquisition, Percentage	65.00%									65.00%
Loss from Remeasurement of 35% equity interests owned by Group	342
Cash consideration paid for acquisition		618								185
Cash brought from acquisition										$ 443